OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 1,501	$ 1,369
Prepaid expenses	1,037	3,181
Advances to suppliers	4,587	2,124
Other receivables	33	285
Total	$ 7,158	$ 6,959